Note 2 - Summary of Significant Accounting Policies 2 (Details Textual) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01	Dec. 31, 2022
Revenue, Remaining Performance Obligation, Percentage	64.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period (Month)	12 months